Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: January 10, 2025

Payment Date	1/15/2025
Collection Period Start	12/1/2024
Collection Period End	12/31/2024
Interest Period Start	12/16/2024
Interest Period End	1/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$355,910,158.83	$30,176,821.78	$325,733,337.05	0.491161	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$563,600,158.83	$30,176,821.78	$533,423,337.05

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$600,070,869.30	$567,914,264.69	0.280340
YSOC Amount	$31,723,016.41	$29,743,233.58
Adjusted Pool Balance	$568,347,852.89	$538,171,031.11
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$355,910,158.83	3.17000%	30/360	$940,196.00
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$563,600,158.83			$1,546,287.50

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$600,070,869.30	$567,914,264.69
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$568,347,852.89	$538,171,031.11
Number of Receivables Outstanding	52,825	51,634
Weighted Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	30.5	29.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,777,209.01
Principal Collections	$31,866,505.41
Liquidation Proceeds	$191,518.13
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,835,232.55
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,835,232.55

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$500,059.06	$500,059.06	$—	$—	$33,335,173.49
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,335,173.49
Interest - Class A-2 Notes	$—	$—	$—	$—	$33,335,173.49
Interest - Class A-3 Notes	$940,196.00	$940,196.00	$—	$—	$32,394,977.49
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$31,977,957.82
First Allocation of Principal	$—	$—	$—	$—	$31,977,957.82
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$31,921,146.07
Second Allocation of Principal	$—	$—	$—	$—	$31,921,146.07
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$31,858,953.82
Third Allocation of Principal	$6,449,127.72	$6,449,127.72	$—	$—	$25,409,826.10
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,339,758.27
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,359,758.27
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,359,758.27
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,612,064.21
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,612,064.21
Remaining Funds to Certificates	$1,612,064.21	$1,612,064.21	$—	$—	$—
Total	$33,835,232.55	$33,835,232.55	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$31,723,016.41
Increase/(Decrease)	$(1,979,782.83)
Ending YSOC Amount	$29,743,233.58

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$568,347,852.89	$538,171,031.11
Note Balance	$563,600,158.83	$533,423,337.05
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	24	$290,099.20
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	185	$191,518.13
Monthly Net Losses (Liquidation Proceeds)			$98,581.07
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.25%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.22%
Cumulative Net Losses for All Periods			$4,715,755.08
Cumulative Net Loss Ratio			0.23%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.49%	197	$2,804,844.49
60-89 Days Delinquent	0.18%	72	$1,050,508.19
90-119 Days Delinquent	0.07%	21	$383,132.55
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.75%	290	$4,238,485.23

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$178,105.47
Total Repossessed Inventory		19	$359,313.88

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		93	$1,433,640.74
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.21%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.95	0.17%	62	0.12%